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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
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Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gates               New York, New York    May 13, 2011
   -------------------------------    ------------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: $725,502
                                        ----------------------
                                        (in thousands)

List of Other Included Managers:        NONE

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                           FORM 13F INFORMATION TABLE

                                                        VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS    SOLE  SHARED NONE
ASHLAND INC NEW                    COM      044209104   15193    263031 SH       SOLE               263031
BARD C R INC                       COM      067383109   34159    343792 SH       SOLE               343792
BED BATH & BEYOND INC              COM      075896100   30019    621902 SH       SOLE               621902
BLOUNT INTL INC NEW                COM      095180105   51708   3235804 SH       SOLE              3235804
COCA COLA ENTERPRISES INC          COM      191219104   35148   1287487 SH       SOLE              1287487
COPART INC                         COM      217204106   47397   1093871 SH       SOLE              1093871
DARLING INTL INC                   COM      237266101   30568   1988798 SH       SOLE              1988798
DAVITA INC                         COM      23918K108   25760    301254 SH       SOLE               301254
DOVER DOWNS GAMING & ENTMT         COM      260095104   10094   2811804 SH       SOLE              2811804
FLOTEK INDS INC DEL          NOTE 5.25% 2/1 343389AA0   25527  26384000 PRN      SOLE             26384000
FLOTEK INDS INC DEL                COM      343389102   15042   1788588 SH       SOLE              1788588
GAP INC DEL                        COM      364760108    7835    345743 SH       SOLE               345743
GEOMET INC DEL                     COM      3725OU201    1783   1087462 SH       SOLE              1087462
GRACE W R & CO DEL NEW             COM      38388F108   39119   1021650 SH       SOLE              1021650
INTERVAL LEISURE GROUP INC         COM      46113M108   36281   2219020 SH       SOLE              2219020
KAR AUCTION SVCS INC               COM      48238T109   41406   2699213 SH       SOLE              2699213
LORILLARD INC                      COM      544147101   24352    256311 SH       SOLE               256311
MASCO CORP                         COM      574599106   23424   1682793 SH       SOLE              1682793
MCGRAW HILL COS INC                COM      580645109   29759    755293 SH       SOLE               755293
QUANEX BUILDING PRODUCTS COR       COM      747619104   28464   1450049 SH       SOLE              1450049
RICHARDSON ELECTRS LTD             COM      763165107    6334    480551 SH       SOLE               480551
SHUFFLE MASTER INC                 COM      825549108    6130    573944 SH       SOLE               573944
SNAP ON INC                        COM      833034101   43116    717890 SH       SOLE               717890
SOLUTIA INC                        COM      834376501   70009   2756251 SH       SOLE              2756251
VISHAY PRECISION GROUP INC         COM      92835K103   18879   1204795 SH       SOLE              1204795
ZIMMER HLDGS INC                   COM      98956P102   27996    462514 SH       SOLE               462514